SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Abstract [Abstract]
Disclosure of principal subsidiaries, their jurisdiction, and the company's percentage ownership share
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of Incorporation	Ownership percentage
Lion Holding USA Inc.	Delaware	100%
Northern Genesis Acquisition Corp.	Delaware	100%
The Lion Electric Co USA Inc.	Delaware	100%
Lion Electric Manufacturing USA Inc.	Delaware	100%
Lion Electric Finance Canada Inc.	Quebec	100%
Lion Electric Finance USA Inc.	Delaware	100%

Disclosure of previously published figures, adjustments stemming from this change and the adjusted figure
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change and the adjusted figures:

	Published	Adjustment	2020 Adjusted
	$	$	$
Bank indebtedness	28,733,983	(28,642,907)	91,076
Current portion of long-term debt and other debts	26,699,276	28,642,907	55,342,183

	Published	Adjustment	2020 Adjusted
	$	$	$
Interest expense on current debt	1,934,580	(1,934,580)	—
Interest expense on long-term debt	1,078,970	1,934,580	3,013,550

Disclosure of estimated useful lives of property, plant and equipment
Property, plant and equipment, less their estimated residual values, are depreciated over their estimated useful lives using the straight-line method. The following estimated useful lives are applied:

Leasehold improvements	Earlier of useful life or remaining lease term
Machinery and equipment	7,000 units or 5 years
Rolling stock	5 years
Computer equipment	5 years
Furniture and office equipment	10 years
Production moulds	1,250 units
Master patterns and templates	7,000 units
Prototypes	3 years

Disclosure of subsequent measurement of finite-live intangible assets	The following estimated useful lives are applied:

Software	5 years
Development costs	7,000 units